Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA T. Rowe Price VCP Balanced Portfolio

SA VCP Index Allocation Portfolio

(each, a “Portfolio”)

Supplement dated January 31, 2019

to each Portfolio’s Summary Prospectus and Prospectus,

each dated May 1, 2018, as supplemented and amended to date

At the end of January 2019, Anna Dreyer will be stepping down from her portfolio management responsibilities to take on a new role of head of Fixed Income Investment Risk at T. Rowe Price. Effective February 1, 2019, Sean McWilliams will replace Ms. Dreyer as a portfolio manager for each Portfolio. Charles Shriver and Toby Thompson will continue to serve as portfolio managers for each Portfolio. Accordingly, effective February 1, 2019, the following changes are made to each Portfolio’s Summary Prospectus and Prospectus, as applicable:

With respect to SA T. Rowe Price VCP Balanced Portfolio, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA T. Rowe Price VCP Balanced Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Charles M. Shriver, CFA Vice President	2016
Sean McWilliams Vice President	2019
Toby M. Thompson, CFA, CAIA Vice President	2016

With respect to SA VCP Index Allocation Portfolio, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA VCP Index Allocation Portfolio – Investment Adviser,” the second table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Managers of the Overlay Component of the Portfolio Since
Charles M. Shriver, CFA Vice President	2017
Sean McWilliams Vice President	2019
Toby M. Thompson, CFA, CAIA Vice President	2017

SCSP-86704C-TVB1 (01/19)

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the third paragraph of the section “T. Rowe Price Associates, Inc. (T. Rowe Price)” is deleted in its entirety and replaced with the following:

The SA T. Rowe Price VCP Balanced Portfolio and the Overlay Component of the SA VCP Index Allocation Portfolio are managed by Charles M. Shriver, CFA, Sean McWilliams and Toby M. Thompson, CFA, CAIA. Charles Shriver is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price. He is a portfolio manager for several asset allocation portfolios within the T. Rowe Price Asset Allocation Group. Mr. Shriver is a Co-Chair of the T. Rowe Price Asset Allocation Committee and has been with the firm since 1991. He has earned the CFA designation. Sean McWilliams is a Vice President of T. Rowe Price. He is a portfolio manager and quantitative investment analyst in the Multi-Asset Division with research and portfolio management responsibilities. He is a member of the Investment Advisory Committee of the T. Rowe Price Global Allocation Fund. He joined the firm in 2009. Mr. McWilliams earned a B.A. in mathematics and applied mathematics/statistics and an M.S. in applied economics from the Johns Hopkins University. He also earned an M.S. in applied mathematics from the University of Maryland, Baltimore County. Toby Thompson is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price. He is a portfolio manager within the T. Rowe Price Asset Allocation Group. He serves as co-portfolio manager of the T. Rowe Price Managed Volatility Strategy. He joined the firm in 2010. He has earned his CFA and Chartered Alternative Investment Analyst (CAIA) designations and is a Series 7 and 63 registered representative.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-TVB1 (01/19)

Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA T. Rowe Price VCP Balanced Portfolio

SA VCP Index Allocation Portfolio

(the “Portfolios”)

Supplement dated January 31, 2019

to the Portfolios’ Statement of Additional Information (“SAI”)

dated May 1, 2018, as supplemented and amended to date

Effective on February 1, 2019, in the table under the subsection entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to T. Rowe Price Associates, Inc. (“T. Rowe Price”) is deleted in its entirety and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of January 31, 2018)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
T. Rowe Price	McWilliams, Sean*	1	$49,354	—	—	—	—
	Panariello, Robert	—	—	—	—	—	—
	Shriver, Charles M.	15	$42,620	19	$4,260	6	$1,659
	Thompson, Toby M.	5	$18,238	17	$4,192	5	$535
* Information is provided as of December 31, 2018.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-TVB1 (01/19)